Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (3.5%)
	Commercial Metals Co.	75,796	3,531
*	Coeur Mining Inc.	415,865	3,360
	Avient Corp.	59,966	2,167
	Hecla Mining Co.	396,733	2,039
	UFP Industries Inc.	17,323	1,690
*	SSR Mining Inc. (XTSE)	134,760	1,594
	Minerals Technologies Inc.	21,057	1,196
*	Perimeter Solutions Inc.	88,833	1,072
	Sylvamo Corp.	18,084	958
	Stepan Co.	12,706	690
*,1	Energy Fuels Inc.	124,436	608
*	Novagold Resources Inc.	161,900	580
*	Ecovyst Inc.	77,239	575
	Worthington Steel Inc.	21,634	539
	Radius Recycling Inc.	17,498	518
	Tronox Holdings plc	78,811	448
*	Compass Minerals International Inc.	22,931	440
	Mueller Industries Inc.	5,573	434
	AdvanSix Inc.	16,973	399
	Koppers Holdings Inc.	12,992	399
	Ryerson Holding Corp.	17,915	372
*	Metallus Inc.	27,558	348
*	MAC Copper Ltd.	25,887	315
*	Clearwater Paper Corp.	10,759	310
*	Intrepid Potash Inc.	7,251	274
*	LSB Industries Inc.	35,330	267
*	Northwest Pipe Co.	5,418	209
	Innospec Inc.	2,439	207
	Mativ Holdings Inc.	35,790	205
	Olympic Steel Inc.	6,591	195
	Caledonia Mining Corp. plc	11,120	190
*	Rayonier Advanced Materials Inc.	42,492	164
*	Tredegar Corp.	17,998	151
	Sensient Technologies Corp.	1,509	143
*	i-80 Gold Corp.	205,511	103
*	Lifezone Metals Ltd.	23,129	92
*	Contango ORE Inc.	4,203	82
	American Vanguard Corp.	16,544	81
	FutureFuel Corp.	17,878	71
*,1	Encore Energy Corp.	33,840	68
*	NN Inc.	31,868	65
	Materion Corp.	826	64
*	Piedmont Lithium Inc.	8,828	55
*	Dakota Gold Corp.	17,501	54
	Kaiser Aluminum Corp.	696	51
	Valhi Inc.	1,698	25
*	Ur-Energy Inc.	20,909	17
*	GrafTech International Ltd.	13,421	13
			27,428
Consumer Discretionary (12.4%)
*	Taylor Morrison Home Corp.	68,090	3,832
	Group 1 Automotive Inc.	8,681	3,680
	Meritage Homes Corp.	47,934	3,049
*	Asbury Automotive Group Inc.	13,105	2,987
*	Adtalem Global Education Inc.	20,387	2,692
*	SkyWest Inc.	26,358	2,674
*	Goodyear Tire & Rubber Co.	189,150	2,158
*	Urban Outfitters Inc.	30,240	2,114
	Graham Holdings Co. Class B	2,126	2,029

		Shares	Market Value ($000)
	Rush Enterprises Inc. Class A	40,463	2,009
	KB Home	36,863	1,901
*	M/I Homes Inc.	17,677	1,885
	Signet Jewelers Ltd.	27,703	1,844
	TEGNA Inc.	107,415	1,796
*	OPENLANE Inc.	70,320	1,612
*	Life Time Group Holdings Inc.	55,818	1,596
	Perdoceo Education Corp.	43,463	1,479
	Dana Inc.	86,696	1,442
	Academy Sports & Outdoors Inc.	33,400	1,366
	Strategic Education Inc.	14,720	1,343
*	Foot Locker Inc.	55,371	1,316
*	Tri Pointe Homes Inc.	43,245	1,275
*	Champion Homes Inc.	18,766	1,227
	Phinia Inc.	27,785	1,206
	La-Z-Boy Inc.	27,703	1,160
*	JetBlue Airways Corp.	207,253	1,047
	International Game Technology plc	65,416	962
*	National Vision Holdings Inc.	48,303	957
*	AMC Entertainment Holdings Inc. Class A	268,128	955
*	Knowles Corp.	57,775	948
*	Lionsgate Studios Corp.	126,795	917
*	Central Garden & Pet Co. Class A	27,784	888
*	Madison Square Garden Entertainment Corp.	23,674	879
*	Green Brick Partners Inc.	14,965	875
*	Adient plc	55,548	866
	Red Rock Resorts Inc. Class A	17,781	855
*	Victoria's Secret & Co.	39,902	846
	Century Communities Inc.	16,043	832
	Winmark Corp.	1,939	824
	HNI Corp.	16,455	766
	MillerKnoll Inc.	45,153	762
*	G-III Apparel Group Ltd.	25,963	754
*	Fox Factory Holding Corp.	28,082	720
	Interface Inc.	34,364	690
*	Sphere Entertainment Co.	18,021	679
	PriceSmart Inc.	6,126	661
	Cracker Barrel Old Country Store Inc.	11,433	657
	PROG Holdings Inc.	22,632	652
*	LGI Homes Inc.	12,875	645
	Steelcase Inc. Class A	61,391	633
	Winnebago Industries Inc.	18,420	625
*	Topgolf Callaway Brands Corp.	94,071	596
*	Sally Beauty Holdings Inc.	67,710	590
*	Allegiant Travel Co.	10,274	571
*	Hertz Global Holdings Inc.	81,443	533
	Six Flags Entertainment Corp.	15,811	531
	Cinemark Holdings Inc.	15,171	512
*	Sabre Corp.	200,094	504
*	Brinker International Inc.	2,870	495
	Sonic Automotive Inc. Class A	6,993	489
	John Wiley & Sons Inc. Class A	12,428	486
*	Cars.com Inc.	42,735	438
	Matthews International Corp. Class A	19,695	422
	Standard Motor Products Inc.	13,925	422
*	Lincoln Educational Services Corp.	17,298	412
*	Helen of Troy Ltd.	15,112	406
*	Beazer Homes USA Inc.	19,355	397
	Ethan Allen Interiors Inc.	15,160	396
*	Malibu Boats Inc. Class A	12,982	391
*	Laureate Education Inc.	16,660	375
	Golden Entertainment Inc.	12,678	362
*	Figs Inc. Class A	81,539	355
*	Everi Holdings Inc.	24,732	349
*	Integral Ad Science Holding Corp.	42,714	348
*	American Axle & Manufacturing Holdings Inc.	76,436	336
*	Gannett Co. Inc.	94,140	333
*	ODP Corp.	19,438	320
*	ThredUP Inc. Class A	44,006	317
	Rush Enterprises Inc. Class B	6,025	315

		Shares	Market Value ($000)
*	MarineMax Inc.	14,597	309
	Monro Inc.	19,813	304
*	Stitch Fix Inc. Class A	67,220	297
	Marcus Corp.	15,496	286
	Sturm Ruger & Co. Inc.	7,871	285
*	American Public Education Inc.	9,523	280
*	Hovnanian Enterprises Inc. Class A	3,091	279
	Papa John's International Inc.	6,081	275
	American Eagle Outfitters Inc.	24,272	266
	Scholastic Corp.	15,383	266
*	Cooper-Standard Holdings Inc.	11,098	256
	Smith & Wesson Brands Inc.	26,852	256
	National CineMedia Inc.	46,154	252
*	BJ's Restaurants Inc.	5,568	248
*	America's Car-Mart Inc.	4,848	241
	A-Mark Precious Metals Inc.	11,782	232
*	Eastman Kodak Co.	40,176	228
	Shoe Carnival Inc.	11,849	228
*	Boston Omaha Corp. Class A	15,325	225
	Gray Media Inc.	56,719	225
*	Clear Channel Outdoor Holdings Inc.	202,627	217
*	Stagwell Inc.	48,081	214
	Dine Brands Global Inc.	8,696	209
*	Petco Health & Wellness Co. Inc.	56,312	207
	Arko Corp.	48,026	206
	Haverty Furniture Cos. Inc.	9,711	204
*	Corsair Gaming Inc.	23,264	204
	Caleres Inc.	15,097	203
*	Clean Energy Fuels Corp.	113,183	203
*	Landsea Homes Corp.	17,270	195
*	Central Garden & Pet Co.	5,315	192
*	Beyond Inc.	29,791	191
*	MasterCraft Boat Holdings Inc.	10,964	187
	Bloomin' Brands Inc.	24,029	183
*	El Pollo Loco Holdings Inc.	17,100	180
*	Starz Entertainment Corp.	8,452	177
*	Legacy Housing Corp.	7,433	166
	Oxford Industries Inc.	3,052	164
*	Sun Country Airlines Holdings Inc.	14,129	164
	Movado Group Inc.	10,063	163
*	Sleep Number Corp.	14,778	159
*	Latham Group Inc.	26,796	151
*	AMC Networks Inc. Class A	20,641	136
	Worthington Enterprises Inc.	2,266	133
*	Zumiez Inc.	10,006	125
*	Biglari Holdings Inc. Class B	496	123
	Weyco Group Inc.	3,888	122
*	OneWater Marine Inc. Class A	8,176	121
*	Genesco Inc.	5,275	115
*	Peloton Interactive Inc. Class A	16,082	114
*	BARK Inc.	88,539	114
*	Citi Trends Inc.	4,184	111
	JAKKS Pacific Inc.	5,504	111
*	RealReal Inc.	19,482	110
*	KinderCare Learning Cos. Inc.	8,862	109
*	Daily Journal Corp.	257	108
	RCI Hospitality Holdings Inc.	2,596	104
	Escalade Inc.	6,840	102
	Carriage Services Inc.	2,323	101
	Flexsteel Industries Inc.	3,195	97
*	Reservoir Media Inc.	12,423	97
	Hamilton Beach Brands Holding Co. Class A	5,263	96
*	iHeartMedia Inc. Class A	72,738	95
*	EW Scripps Co. Class A	41,705	93
*	Portillo's Inc. Class A	7,666	92
*	Funko Inc. Class A	21,624	91
*	Lovesac Co.	4,630	89
*	Outdoor Holding Co.	61,381	89
	Johnson Outdoors Inc. Class A	3,247	88
*	Stoneridge Inc.	17,517	88

		Shares	Market Value ($000)
*	Sonos Inc.	8,359	86
	Designer Brands Inc. Class A	23,975	85
*	Tile Shop Holdings Inc.	12,687	81
*	Playstudios Inc.	60,230	81
*	Lindblad Expeditions Holdings Inc.	7,371	77
*	Global Business Travel Group I	12,239	76
	Entravision Communications Corp. Class A	36,071	75
*,1	SES AI Corp.	82,460	75
*	Lands' End Inc.	8,803	74
	Rocky Brands Inc.	3,156	72
*	Full House Resorts Inc.	22,673	72
	Hooker Furnishings Corp.	7,262	71
*	Chegg Inc.	68,602	70
	Superior Group of Cos. Inc.	6,903	68
*	1-800-Flowers.com Inc. Class A	13,315	66
*	Outbrain Inc.	25,022	65
*	iRobot Corp.	20,571	63
	Clarus Corp.	19,115	61
*	Mister Car Wash Inc.	8,677	61
*	United Parks & Resorts Inc.	1,314	59
	Virco Mfg. Corp.	6,902	58
*	GoPro Inc. Class A	85,622	57
*	Turtle Beach Corp.	4,791	55
*	Webtoon Entertainment Inc.	5,762	51
	Emerald Holding Inc.	10,196	47
*	Arhaus Inc.	5,133	46
*	Destination XL Group Inc.	36,652	41
	NL Industries Inc.	5,559	41
*	Leslie's Inc.	49,273	37
	Cricut Inc. Class A	6,051	37
*	Denny's Corp.	9,531	36
*	Vera Bradley Inc.	16,960	34
*	Holley Inc.	17,217	33
*	Traeger Inc.	23,374	32
*	Purple Innovation Inc.	37,032	30
	Lifetime Brands Inc.	8,607	29
	Marine Products Corp.	3,299	27
	Nathan's Famous Inc.	223	24
*,1	Blink Charging Co.	34,451	24
*	RumbleON Inc. Class B	11,852	19
*	Tilly's Inc. Class A	10,061	14
	CompX International Inc.	437	11
*	European Wax Center Inc. Class A	1,831	9
	J Jill Inc.	498	8
*,1	Luminar Technologies Inc.	2,008	7
*	aka Brands Holding Corp.	466	6
*	LiveOne Inc.	6,186	5
*	MNTN Inc. Class A	210	5
*	United Homes Group Inc.	728	2
			97,182
Consumer Staples (2.5%)
	Primo Brands Corp.	142,859	4,724
	Cal-Maine Foods Inc.	27,562	2,644
*	United Natural Foods Inc.	39,017	1,193
	Universal Corp.	15,962	1,044
	Edgewell Personal Care Co.	31,924	882
	Weis Markets Inc.	10,923	828
	Fresh Del Monte Produce Inc.	22,474	794
	Dole plc	49,864	706
*	TreeHouse Foods Inc.	30,892	694
	Andersons Inc.	19,037	676
	Ingles Markets Inc. Class A	9,611	599
	SpartanNash Co.	22,385	436
*	Seneca Foods Corp. Class A	3,111	293
	Nu Skin Enterprises Inc. Class A	32,831	283
*	Mission Produce Inc.	25,285	283
	Calavo Growers Inc.	9,308	256
	Oil-Dri Corp. of America	5,074	255
*	USANA Health Sciences Inc.	7,589	227

		Shares	Market Value ($000)
	Natural Grocers by Vitamin Cottage Inc.	4,617	225
	Village Super Market Inc. Class A	5,774	223
	B&G Foods Inc.	51,514	217
	ACCO Brands Corp.	60,137	216
	Utz Brands Inc.	13,881	184
	Limoneira Co.	10,959	173
*	Herbalife Ltd.	22,216	173
*	Honest Co. Inc.	31,825	160
	Alico Inc.	4,597	148
	Turning Point Brands Inc.	1,685	125
*	Olaplex Holdings Inc.	90,189	119
*	Hain Celestial Group Inc.	59,042	110
*	Nature's Sunshine Products Inc.	6,963	108
*	Medifast Inc.	7,511	106
*	HF Foods Group Inc.	26,344	100
*	Guardian Pharmacy Services Inc. Class A	3,697	78
*	Waldencast plc Class A	16,674	45
*	GrowGeneration Corp.	36,903	40
*	Cibus Inc.	12,521	40
*	Veru Inc.	23,661	12
*	Brookfield Realty Capital Corp. Class A	3,664	7
			19,426
Energy (6.3%)
*	CNX Resources Corp.	97,071	3,133
	Golar LNG Ltd.	65,867	2,711
	Core Natural Resources Inc.	34,985	2,425
	California Resources Corp.	46,609	2,059
	Murphy Oil Corp.	92,306	1,932
	Northern Oil & Gas Inc.	61,367	1,631
	Warrior Met Coal Inc.	34,426	1,565
	SM Energy Co.	63,370	1,484
*	Comstock Resources Inc.	61,343	1,429
	Patterson-UTI Energy Inc.	258,252	1,426
*	NEXTracker Inc. Class A	24,504	1,389
	PBF Energy Inc. Class A	66,585	1,268
*	Transocean Ltd. (XNYS)	483,941	1,205
	Liberty Energy Inc.	99,116	1,149
	Peabody Energy Corp.	81,094	1,067
	Kinetik Holdings Inc.	22,996	1,024
*	DNOW Inc.	69,996	1,009
	Helmerich & Payne Inc.	65,395	997
	World Kinect Corp.	34,000	931
	Sitio Royalties Corp. Class A	52,749	900
*	Par Pacific Holdings Inc.	36,072	779
*	Gulfport Energy Corp.	4,065	778
*	Talos Energy Inc.	96,210	774
	Kodiak Gas Services Inc.	21,735	768
	Noble Corp. plc	30,704	761
*	Seadrill Ltd.	30,549	709
*	MRC Global Inc.	55,914	694
	Crescent Energy Co. Class A	81,785	686
	Delek US Holdings Inc.	30,081	579
	Solaris Energy Infrastructure Inc.	20,355	558
*	Valaris Ltd.	14,770	556
*	Expro Group Holdings NV	62,841	523
	Select Water Solutions Inc.	60,609	487
*	Helix Energy Solutions Group Inc.	77,397	479
*	Bristow Group Inc.	16,335	478
	SunCoke Energy Inc.	55,794	454
*	NPK International Inc.	55,818	452
*,1	Plug Power Inc.	503,563	445
	Diversified Energy Co. plc	29,531	413
	Vitesse Energy Inc.	17,177	360
*	Centrus Energy Corp. Class A	2,767	351
*	REX American Resources Corp.	8,027	338
*	Innovex International Inc.	23,571	325
*	ProPetro Holding Corp.	57,619	311
*	Hallador Energy Co.	16,807	290
*	EVgo Inc.	71,978	284

		Shares	Market Value ($000)
*	Vital Energy Inc.	18,965	282
*	Borr Drilling Ltd.	157,219	275
	RPC Inc.	56,473	251
*	Matrix Service Co.	17,557	215
	SandRidge Energy Inc.	21,386	210
	VAALCO Energy Inc.	62,335	198
*	Ameresco Inc. Class A	14,222	196
	Granite Ridge Resources Inc.	34,648	195
	Magnolia Oil & Gas Corp. Class A	8,803	189
*	Green Plains Inc.	42,844	178
*	Oil States International Inc.	40,086	174
*	Solid Power Inc.	108,651	170
	Flowco Holdings Inc. Class A	9,640	166
	Riley Exploration Permian Inc.	6,399	164
*	BKV Corp.	7,567	163
*	Natural Gas Services Group Inc.	5,687	136
*,1	ProFrac Holding Corp. Class A	15,152	126
	Ranger Energy Services Inc. Class A	10,646	113
*	Infinity Natural Resources Inc. Class A	6,725	112
*	Forum Energy Technologies Inc.	7,559	111
*	Nabors Industries Ltd. (XNYS)	4,101	106
	NACCO Industries Inc. Class A	2,795	100
[1]	HighPeak Energy Inc.	10,039	99
*	SEACOR Marine Holdings Inc.	16,705	89
*	PrimeEnergy Resources Corp.	459	89
	Berry Corp.	36,390	87
*,1	T1 Energy Inc.	76,798	84
*,1	ChargePoint Holdings Inc.	114,083	79
*	Amplify Energy Corp.	26,780	77
*	Ring Energy Inc.	101,668	75
*,1	FuelCell Energy Inc.	14,414	74
	Evolution Petroleum Corp.	15,224	68
*	DMC Global Inc.	10,088	65
*,1	Energy Vault Holdings Inc.	71,066	59
	CVR Energy Inc.	2,460	58
*,1	Stem Inc.	101,128	50
*	Geospace Technologies Corp.	8,224	48
*,1	Aemetis Inc.	25,071	43
*	Mammoth Energy Services Inc.	16,032	42
*,1	TPI Composites Inc.	31,916	38
*	Sunnova Energy International Inc.	74,774	16
*	SolarMax Technology Inc.	11,933	14
*	Drilling Tools International Corp.	3,956	10
			49,460
Financials (30.1%)
	SouthState Corp.	65,034	5,710
	UMB Financial Corp.	45,373	4,679
	Old National Bancorp	209,225	4,364
	Essent Group Ltd.	69,400	4,025
	Jackson Financial Inc. Class A	48,717	3,990
	Cadence Bank	121,144	3,671
	Home BancShares Inc.	123,948	3,506
*	Mr. Cooper Group Inc.	26,605	3,446
	Radian Group Inc.	99,105	3,384
	United Bankshares Inc.	87,791	3,173
	Hancock Whitney Corp.	57,768	3,158
	Glacier Bancorp Inc.	75,837	3,145
*	Enstar Group Ltd.	8,431	2,824
	Valley National Bancorp	315,335	2,769
	Ameris Bancorp	43,860	2,696
	Atlantic Union Bankshares Corp.	86,092	2,584
	CNO Financial Group Inc.	67,999	2,581
	Associated Banc-Corp.	109,251	2,531
	United Community Banks Inc.	79,719	2,291
*	Axos Financial Inc.	32,512	2,261
	International Bancshares Corp.	35,985	2,254
*	StoneX Group Inc.	26,383	2,233
*	Texas Capital Bancshares Inc.	30,925	2,217
	BGC Group Inc. Class A	235,857	2,189

		Shares	Market Value ($000)
	Blackstone Mortgage Trust Inc. Class A	115,846	2,188
	Renasant Corp.	61,885	2,169
	Fulton Financial Corp.	120,957	2,087
	WSFS Financial Corp.	39,007	2,063
*	Genworth Financial Inc.	282,276	1,990
	First BanCorp (XNYS)	99,296	1,984
	Community Financial System Inc.	34,736	1,954
	Flagstar Financial Inc.	168,314	1,939
	Cathay General Bancorp	45,205	1,937
*	NMI Holdings Inc.	48,415	1,923
	Eastern Bankshares Inc.	128,156	1,922
	ServisFirst Bancshares Inc.	24,150	1,797
	WesBanco Inc.	57,184	1,760
	Independent Bank Corp. (XNGS)	28,285	1,740
	Bank of Hawaii Corp.	26,046	1,732
	Burford Capital Ltd.	132,964	1,710
	Bread Financial Holdings Inc.	33,015	1,692
	BankUnited Inc.	49,754	1,691
	CVB Financial Corp.	88,282	1,655
	Towne Bank	46,686	1,613
*	Enova International Inc.	16,934	1,569
	Park National Corp.	9,563	1,555
	Simmons First National Corp. Class A	82,753	1,552
	WaFd Inc.	53,873	1,531
	First Financial Bancorp	62,702	1,515
	First Merchants Corp.	38,719	1,460
	Seacoast Banking Corp. of Florida	56,073	1,448
*	Riot Platforms Inc.	178,938	1,444
	BancFirst Corp.	11,628	1,438
	First Interstate BancSystem Inc. Class A	52,671	1,430
	NBT Bancorp Inc.	33,764	1,413
	Banner Corp.	22,808	1,406
	Provident Financial Services Inc.	83,573	1,396
	Trustmark Corp.	40,409	1,392
	Pacific Premier Bancorp Inc.	63,619	1,349
	Enterprise Financial Services Corp.	24,248	1,284
	Banc of California Inc.	92,239	1,266
	Stock Yards Bancorp Inc.	17,006	1,251
	Bank of NT Butterfield & Son Ltd.	29,616	1,249
	First Busey Corp.	55,472	1,227
	OFG Bancorp	29,810	1,226
*	Skyward Specialty Insurance Group Inc.	18,837	1,193
	Horace Mann Educators Corp.	27,297	1,186
[1]	Arbor Realty Trust Inc.	122,277	1,171
*	SiriusPoint Ltd.	56,957	1,116
	First Bancorp / Southern Pines NC	26,590	1,100
	Nelnet Inc. Class A	9,434	1,096
	Stewart Information Services Corp.	17,964	1,084
	First Commonwealth Financial Corp.	67,185	1,049
	City Holding Co.	8,888	1,048
	Northwest Bancshares Inc.	84,639	1,039
	FB Financial Corp.	23,600	1,030
	Mercury General Corp.	15,566	1,004
*	Customers Bancorp Inc.	19,656	1,002
	Lakeland Financial Corp.	15,505	928
	S&T Bancorp Inc.	25,300	928
	Hilltop Holdings Inc.	30,939	923
	Apollo Commercial Real Estate Finance Inc.	92,019	905
	Pathward Financial Inc.	11,552	902
	National Bank Holdings Corp. Class A	24,502	886
	Stellar Bancorp Inc.	32,609	878
	Nicolet Bankshares Inc.	6,999	858
	TriCo Bancshares	21,243	848
	Veritex Holdings Inc.	34,873	844
	Westamerica BanCorp	17,054	819
	Hope Bancorp Inc.	80,884	812
	Safety Insurance Group Inc.	9,746	801
	Employers Holdings Inc.	16,414	799
	Ladder Capital Corp.	75,442	794
*	ProAssurance Corp.	33,823	784

		Shares	Market Value ($000)
	PennyMac Financial Services Inc.	7,985	767
	Bank First Corp.	6,434	748
	Banco Latinoamericano de Comercio Exterior SA	18,171	745
	1st Source Corp.	12,193	738
	Ellington Financial Inc.	58,572	736
*	LendingClub Corp.	73,322	735
	QCR Holdings Inc.	10,885	733
	Two Harbors Investment Corp.	69,017	731
	German American Bancorp Inc.	18,924	723
	PennyMac Mortgage Investment Trust	57,752	709
	Berkshire Hills Bancorp Inc.	28,535	707
	Chimera Investment Corp.	53,518	705
	Cannae Holdings Inc.	37,373	697
	Preferred Bank	8,118	679
	Dime Community Bancshares Inc.	26,395	677
	Dynex Capital Inc.	56,048	675
	Peoples Bancorp Inc.	22,949	673
	Enact Holdings Inc.	18,907	669
	Origin Bancorp Inc.	19,481	664
	Navient Corp.	49,340	663
	OceanFirst Financial Corp.	38,198	642
	MFA Financial Inc. REIT	67,979	632
	Brookline Bancorp Inc.	58,642	606
	ARMOUR Residential REIT Inc.	37,307	605
	Franklin BSP Realty Trust Inc. REIT	54,531	601
*	Hamilton Insurance Group Ltd. Class B	27,514	599
*	Encore Capital Group Inc.	15,541	589
*	MARA Holdings Inc.	40,968	578
	Fidelis Insurance Holdings Ltd.	32,807	573
	Univest Financial Corp.	19,223	567
	ConnectOne Bancorp Inc.	24,056	553
	Southside Bancshares Inc.	19,073	538
	Byline Bancorp Inc.	20,672	535
	First Mid Bancshares Inc.	15,169	535
	Selective Insurance Group Inc.	6,012	529
	Heritage Financial Corp.	22,481	526
	Community Trust Bancorp Inc.	10,203	521
	Tompkins Financial Corp.	8,457	519
	Burke & Herbert Financial Services Corp.	8,985	511
	Brookfield Business Corp. Class A	17,210	491
	Old Second Bancorp Inc.	28,944	479
	Ready Capital Corp.	107,042	478
	Redwood Trust Inc.	87,329	476
	Central Pacific Financial Corp.	17,735	474
	Capitol Federal Financial Inc.	82,402	471
	Mercantile Bank Corp.	10,467	462
	Hanmi Financial Corp.	19,995	458
*	Metropolitan Bank Holding Corp.	7,021	454
	Brightspire Capital Inc.	88,514	448
	Camden National Corp.	11,142	438
*	NB Bancorp Inc.	25,837	435
	Amerant Bancorp Inc.	24,569	431
	Horizon Bancorp Inc.	28,793	427
	First Community Bankshares Inc.	11,244	423
	Equity Bancshares Inc. Class A	10,844	422
	Independent Bank Corp.	13,259	418
	Walker & Dunlop Inc.	5,841	400
	United Fire Group Inc.	13,931	396
	First Financial Corp.	7,613	395
	New York Mortgage Trust Inc.	60,176	393
	Northeast Bank	4,667	391
	Merchants Bancorp	11,993	384
	TrustCo Bank Corp. NY	12,335	383
	Business First Bancshares Inc.	15,992	380
	Republic Bancorp Inc. Class A	5,496	377
	F&G Annuities & Life Inc.	11,665	373
*	Heritage Insurance Holdings Inc.	15,177	371
	Orrstown Financial Services Inc.	12,337	371
	Heritage Commerce Corp.	39,615	367
	MidWestOne Financial Group Inc.	12,768	367

		Shares	Market Value ($000)
*	PRA Group Inc.	25,702	365
	Amalgamated Financial Corp.	11,893	359
	Orchid Island Capital Inc.	52,306	357
	HomeTrust Bancshares Inc.	9,781	353
	Washington Trust Bancorp Inc.	12,728	352
	Mid Penn Bancorp Inc.	13,143	350
	Universal Insurance Holdings Inc.	12,743	346
	Capital City Bank Group Inc.	9,147	345
	Eagle Bancorp Inc.	19,608	345
	AMERISAFE Inc.	7,219	343
	SmartFinancial Inc.	10,567	336
	Southern Missouri Bancorp Inc.	6,311	332
	Financial Institutions Inc.	12,742	329
	Northrim BanCorp Inc.	3,536	324
	Great Southern Bancorp Inc.	5,716	320
	Farmers National Banc Corp.	24,143	319
	Metrocity Bankshares Inc.	11,256	314
	Five Star Bancorp	11,085	310
*	Hippo Holdings Inc.	13,051	307
	TPG RE Finance Trust Inc.	39,667	305
	Peapack-Gladstone Financial Corp.	11,097	304
	Invesco Mortgage Capital Inc. REIT	40,773	301
	CNB Financial Corp.	13,697	297
	Compass Diversified Holdings	44,184	297
	Northfield Bancorp Inc.	25,307	296
	Alerus Financial Corp.	14,079	296
*	Bowhead Specialty Holdings Inc.	7,744	289
	Bar Harbor Bankshares	9,912	288
	HarborOne Bancorp Inc.	25,008	285
	Tiptree Inc.	12,850	285
	South Plains Financial Inc.	7,816	281
	Arrow Financial Corp.	10,884	280
*	Greenlight Capital Re Ltd. Class A	17,990	260
	Shore Bancshares Inc.	17,709	257
	KKR Real Estate Finance Trust Inc.	28,691	256
	Enterprise Bancorp Inc.	6,584	254
	Flushing Financial Corp.	21,147	254
	Hingham Institution for Savings	1,040	252
*	Carter Bankshares Inc.	15,128	249
*	Columbia Financial Inc.	17,045	244
*	California BanCorp	16,303	244
	First Business Financial Services Inc.	4,971	242
	Sierra Bancorp	8,641	237
*	Ambac Financial Group Inc.	30,156	236
	Home Bancorp Inc.	4,677	236
*	Third Coast Bancshares Inc.	7,533	231
	Civista Bancshares Inc.	10,180	230
	Midland States Bancorp Inc.	13,612	230
	ACNB Corp.	5,499	229
	Bank of Marin Bancorp	10,521	224
	Peoples Financial Services Corp.	4,639	223
	Kearny Financial Corp.	36,320	219
	Guaranty Bancshares Inc.	5,236	216
	Donegal Group Inc. Class A	10,468	211
	Unity Bancorp Inc.	4,711	208
	West BanCorp. Inc.	10,667	207
*	Lemonade Inc.	6,089	204
	First Bank	13,920	202
	Farmers & Merchants Bancorp Inc.	8,430	201
	Community West Bancshares	11,184	199
	HBT Financial Inc.	8,451	198
	Capital Bancorp Inc.	6,094	197
*	Selectquote Inc.	90,109	196
*	Bridgewater Bancshares Inc.	13,182	193
	Southern States Bancshares Inc.	5,498	190
	Investors Title Co.	790	185
	Northeast Community Bancorp Inc.	8,169	185
	Citizens & Northern Corp.	9,853	183
*	Southern First Bancshares Inc.	5,066	183
	BayCom Corp.	6,882	182

		Shares	Market Value ($000)
	RBB Bancorp	10,733	182
	NewtekOne Inc.	16,426	178
	Chicago Atlantic Real Estate Finance Inc.	11,836	172
	First Bancorp Inc. (XNGS)	7,086	171
	Orange County Bancorp Inc.	6,686	171
	Red River Bancshares Inc.	3,007	169
*	Ponce Financial Group Inc.	12,654	169
	FS Bancorp Inc.	4,377	168
	Citizens Financial Services Inc.	2,755	168
	Colony Bankcorp Inc.	10,931	167
	First of Long Island Corp.	14,004	166
	ChoiceOne Financial Services Inc.	5,484	162
	Ares Commercial Real Estate Corp.	34,911	161
	Plumas Bancorp	3,582	156
*	Onity Group Inc.	4,210	156
*	First Foundation Inc.	30,108	155
*	HomeStreet Inc.	11,862	155
	Timberland Bancorp Inc.	4,909	149
	Bankwell Financial Group Inc.	4,271	148
	MVB Financial Corp.	7,586	148
	Claros Mortgage Trust Inc.	56,492	145
	Norwood Financial Corp.	5,510	143
	John Marshall Bancorp Inc.	8,123	142
	James River Group Holdings Ltd.	24,249	141
	Primis Financial Corp.	14,698	139
	Middlefield Banc Corp.	4,685	138
	Parke Bancorp Inc.	7,104	138
	PCB Bancorp	7,078	137
	Waterstone Financial Inc.	10,637	137
	Regional Management Corp.	5,016	133
	Virtus Investment Partners Inc.	749	128
*	FVCBankcorp Inc.	10,927	127
*	MBIA Inc.	28,898	127
	Federal Agricultural Mortgage Corp. Class C	676	126
	Fidelity D&D Bancorp Inc.	3,071	125
	LCNB Corp.	8,260	120
	Oak Valley Bancorp	4,662	119
	Virginia National Bankshares Corp.	3,198	119
*	Blue Foundry Bancorp	12,940	117
*	Provident Bancorp Inc.	10,165	116
	Investar Holding Corp.	5,995	114
	Princeton Bancorp Inc.	3,535	111
	Medallion Financial Corp.	11,966	110
	AG Mortgage Investment Trust Inc.	15,525	108
	Chemung Financial Corp.	2,236	105
	ESSA Bancorp Inc.	5,735	105
	Ames National Corp.	6,013	105
	National Bankshares Inc.	3,937	101
	American Coastal Insurance Corp.	9,309	101
*	Velocity Financial Inc.	5,868	98
	Seven Hills Realty Trust	8,216	97
	Linkbancorp Inc.	14,213	97
	Bank7 Corp.	2,448	95
*	Pioneer Bancorp Inc.	7,966	91
	NexPoint Diversified Real Estate Trust	21,521	90
	Granite Point Mortgage Trust Inc.	34,485	89
	Live Oak Bancshares Inc.	3,227	89
	Silvercrest Asset Management Group Inc. Class A	6,096	89
*	Bancorp Inc.	1,651	84
	Peoples Bancorp of North Carolina Inc.	3,057	84
	BCB Bancorp Inc.	10,218	83
	First Internet Bancorp	3,401	82
*	First Western Financial Inc.	3,958	82
	USCB Financial Holdings Inc.	4,936	82
	Nexpoint Real Estate Finance Inc.	5,209	77
*	Triumph Financial Inc.	1,312	76
*	Kestrel Group Ltd.	3,009	76
*	Forge Global Holdings Inc.	5,409	75
*	AlTi Global Inc.	22,309	74
*	NI Holdings Inc.	5,338	71

		Shares	Market Value ($000)
	Sunrise Realty Trust Inc.	6,617	71
	Esquire Financial Holdings Inc.	634	58
	Advanced Flower Capital Inc.	11,463	57
*	Consumer Portfolio Services Inc.	5,817	53
	GCM Grosvenor Inc. Class A	3,926	50
	Angel Oak Mortgage REIT Inc.	5,330	49
	P10 Inc. Class A	4,105	45
*	Coastal Financial Corp.	487	43
	Diamond Hill Investment Group Inc.	284	40
*	World Acceptance Corp.	222	34
	SWK Holdings Corp.	2,258	32
*,1	Roadzen Inc.	27,246	27
	MarketWise Inc.	1,165	20
*	LendingTree Inc.	534	19
*	GoHealth Inc. Class A	3,239	18
*	American Integrity Insurance Group Inc.	291	5
	Value Line Inc.	50	2
*,2	Sterling Bancorp Inc.	14,650	—
			236,230
Health Care (8.0%)
*	Prestige Consumer Healthcare Inc.	33,050	2,831
*	Cytokinetics Inc.	68,769	2,133
*	Akero Therapeutics Inc.	41,153	2,043
*	Option Care Health Inc.	60,712	1,984
*	ICU Medical Inc.	14,234	1,920
*	Revolution Medicines Inc.	39,291	1,548
*	LivaNova plc	34,024	1,472
*	Veracyte Inc.	51,675	1,375
*	Ligand Pharmaceuticals Inc.	11,883	1,214
*	Bridgebio Pharma Inc.	35,151	1,204
*	Agios Pharmaceuticals Inc.	37,477	1,203
*	Surgery Partners Inc.	50,950	1,203
*	Supernus Pharmaceuticals Inc.	30,922	980
*	Beam Therapeutics Inc.	60,650	960
*	Omnicell Inc.	30,291	920
	National HealthCare Corp.	8,282	862
*	Neogen Corp.	144,734	848
*	Waystar Holding Corp.	21,131	845
*	Travere Therapeutics Inc.	55,812	838
*	Pediatrix Medical Group Inc.	57,220	810
*	Integer Holdings Corp.	6,624	787
*	Addus HomeCare Corp.	6,980	774
*	Adaptive Biotechnologies Corp.	76,887	732
*	89bio Inc.	74,181	730
*	Pacira BioSciences Inc.	28,152	727
*	Healthcare Services Group Inc.	48,843	689
*	Teladoc Health Inc.	96,384	667
*	Innoviva Inc.	33,553	657
*	Disc Medicine Inc.	13,462	628
*	PTC Therapeutics Inc.	12,111	588
*	Integra LifeSciences Holdings Corp.	44,889	568
*	NeoGenomics Inc.	77,817	567
*	Inmode Ltd.	38,099	559
*	GeneDx Holdings Corp.	7,396	527
	Concentra Group Holdings Parent Inc.	22,609	489
*	Denali Therapeutics Inc.	35,147	465
*	Intellia Therapeutics Inc.	67,224	462
*	CareDx Inc.	26,560	451
*	Zymeworks Inc.	36,077	412
*	Replimune Group Inc.	45,420	408
*	Akebia Therapeutics Inc.	130,180	394
*	AtriCure Inc.	10,942	378
*	Avanos Medical Inc.	30,088	378
	Embecta Corp.	34,786	366
*	Spyre Therapeutics Inc.	23,977	366
*	CG oncology Inc.	14,122	362
	Select Medical Holdings Corp.	22,676	347
*	AdaptHealth Corp.	38,145	343
*	Enhabit Inc.	29,727	312

		Shares	Market Value ($000)
	HealthStream Inc.	10,675	299
*	Vir Biotechnology Inc.	60,055	297
*	LifeStance Health Group Inc.	50,003	297
*	OPKO Health Inc.	211,426	288
*	Fulgent Genetics Inc.	13,643	283
*	Owens & Minor Inc.	42,394	280
*,1	Anavex Life Sciences Corp.	36,613	276
*	REGENXBIO Inc.	30,778	272
*	MiMedx Group Inc.	41,265	265
*	AngioDynamics Inc.	25,691	262
*	ORIC Pharmaceuticals Inc.	31,431	257
*	Orthofix Medical Inc.	22,761	256
*	Dianthus Therapeutics Inc.	14,648	255
*	Tourmaline Bio Inc.	15,277	255
*	Nuvation Bio Inc.	120,046	254
	Phibro Animal Health Corp. Class A	10,273	251
*	Relay Therapeutics Inc.	83,217	250
*	Myriad Genetics Inc.	59,209	248
*	Regulus Therapeutics Inc.	31,261	248
*	LENZ Therapeutics Inc.	8,325	243
*	Sage Therapeutics Inc.	36,154	234
*	Mineralys Therapeutics Inc.	14,816	231
*	Theravance Biopharma Inc.	24,603	225
*	OrthoPediatrics Corp.	11,048	221
*	Cytek Biosciences Inc.	78,974	219
*	ANI Pharmaceuticals Inc.	3,566	209
*	Verve Therapeutics Inc.	47,059	209
*	Varex Imaging Corp.	26,138	200
*	Xencor Inc.	24,028	192
*	Artivion Inc.	6,459	191
*	Castle Biosciences Inc.	11,802	188
*	Aurinia Pharmaceuticals Inc.	23,749	186
*	Viridian Therapeutics Inc.	13,091	182
*	Geron Corp. (XNGS)	118,445	180
*	Aura Biosciences Inc.	30,526	179
*,1	Pacific Biosciences of California Inc.	181,381	175
*	iTeos Therapeutics Inc.	17,401	174
*	MannKind Corp.	41,177	171
*	Erasca Inc.	121,258	170
*	Dynavax Technologies Corp.	17,293	169
*	EyePoint Pharmaceuticals Inc.	23,335	169
*	Novavax Inc.	22,764	167
*	MaxCyte Inc.	70,025	167
*	Nurix Therapeutics Inc.	15,360	163
*	Zimvie Inc.	17,879	163
*	Vanda Pharmaceuticals Inc.	37,317	162
*	Tactile Systems Technology Inc.	15,831	156
*	Celldex Therapeutics Inc.	7,811	155
*	ArriVent Biopharma Inc.	7,304	155
*	Scholar Rock Holding Corp.	5,325	154
*	Standard BioTools Inc.	150,662	152
*	Atea Pharmaceuticals Inc.	50,293	149
*	Community Health Systems Inc.	37,169	144
*	Zevra Therapeutics Inc.	16,745	143
*	Inozyme Pharma Inc.	35,411	141
*	Compass Therapeutics Inc.	66,481	140
*	Fulcrum Therapeutics Inc.	20,247	139
*	OraSure Technologies Inc.	47,792	138
*,1	Quantum-Si Inc.	82,256	138
*	Terns Pharmaceuticals Inc.	43,635	136
*	Health Catalyst Inc.	35,614	135
*	Heron Therapeutics Inc.	70,367	132
*	Annexon Inc.	63,055	129
*	Amneal Pharmaceuticals Inc.	17,425	128
*	Trevi Therapeutics Inc.	18,989	124
*	Entrada Therapeutics Inc.	16,192	123
*	Brookdale Senior Living Inc.	18,671	122
*,1	Altimmune Inc.	22,019	120
	Utah Medical Products Inc.	2,166	119
*,1	Metsera Inc.	4,360	116

		Shares	Market Value ($000)
*	Monte Rosa Therapeutics Inc.	26,975	113
*	Lifecore Biomedical Inc.	16,519	112
*	Organogenesis Holdings Inc.	40,631	111
*	LifeMD Inc.	8,927	109
*	Precigen Inc.	81,370	107
*	Quanterix Corp.	20,333	106
*	Alumis Inc.	30,361	106
*	Codexis Inc.	45,855	105
*	Olema Pharmaceuticals Inc.	19,870	105
*	Bioventus Inc. Class A	16,012	104
*	Fennec Pharmaceuticals Inc.	12,622	102
*	Inogen Inc.	15,690	101
*	SI-BONE Inc.	5,323	101
*	Surmodics Inc.	3,454	100
*	Allogene Therapeutics Inc.	84,146	98
*	Editas Medicine Inc.	56,723	98
*	Aquestive Therapeutics Inc.	34,904	95
*,1	Phathom Pharmaceuticals Inc.	21,144	90
*	Cardiff Oncology Inc.	25,123	86
*	908 Devices Inc.	14,966	85
*	Fate Therapeutics Inc.	68,634	83
*	Nektar Therapeutics	113,880	83
*	Cargo Therapeutics Inc.	19,621	83
*	Voyager Therapeutics Inc.	29,715	81
*	Design Therapeutics Inc.	21,471	80
*	DocGo Inc.	54,082	77
*	Anika Therapeutics Inc.	6,855	76
*	Kodiak Sciences Inc.	22,434	76
*	Omeros Corp.	24,434	76
*	Enanta Pharmaceuticals Inc.	12,709	75
*	Ardent Health Partners Inc.	5,166	75
*	Esperion Therapeutics Inc.	87,541	74
*	OmniAb Inc.	57,237	73
*	Third Harmonic Bio Inc.	13,859	72
*	Ventyx Biosciences Inc.	41,733	71
*	ADC Therapeutics SA	22,187	69
*	Aldeyra Therapeutics Inc.	30,973	67
*	Neurogene Inc.	3,928	67
*	ImmunityBio Inc.	24,098	64
*	Nkarta Inc.	36,386	63
*	Puma Biotechnology Inc.	18,564	61
*	Caribou Biosciences Inc.	56,317	60
*	BioLife Solutions Inc.	2,688	59
*	Summit Therapeutics Inc. (XNMS)	3,169	58
*	Aveanna Healthcare Holdings Inc.	10,916	58
*	Atossa Therapeutics Inc.	72,489	56
*	WaVe Life Sciences Ltd.	8,988	54
*	MeiraGTx Holdings plc	10,519	54
*	Pliant Therapeutics Inc.	39,103	53
*	Rigel Pharmaceuticals Inc.	2,786	53
*	Bicara Therapeutics Inc.	5,772	53
*	Prothena Corp. plc	11,373	52
*	C4 Therapeutics Inc.	41,645	52
*	Beta Bionics Inc.	3,026	52
	SIGA Technologies Inc.	8,464	51
*	Invivyd Inc.	54,893	51
*	Septerna Inc.	5,553	51
*	XOMA Royalty Corp.	2,019	50
*	Sutro Biopharma Inc.	56,186	50
*	Agenus Inc.	14,620	50
*	Zentalis Pharmaceuticals Inc.	39,561	48
*	Lyell Immunopharma Inc.	109,854	48
*	Upstream Bio Inc.	5,205	48
*	CorMedix Inc.	3,785	46
*	Cabaletta Bio Inc.	24,699	46
*	Ceribell Inc.	2,756	46
*	Coherus Biosciences Inc.	56,155	44
*	Inovio Pharmaceuticals Inc.	22,079	44
*	Zenas Biopharma Inc.	4,596	44
*	Solid Biosciences Inc.	13,353	43

		Shares	Market Value ($000)
*	Quipt Home Medical Corp.	24,178	43
*	Inhibrx Biosciences Inc.	3,215	43
*	Rapport Therapeutics Inc.	5,174	43
*	4D Molecular Therapeutics Inc.	11,492	42
*	MBX Biosciences Inc.	3,367	42
*	Pyxis Oncology Inc.	33,799	41
*	Gyre Therapeutics Inc.	4,382	40
*	Ironwood Pharmaceuticals Inc.	64,447	39
*	Absci Corp.	14,749	39
*	XBiotech Inc.	13,369	38
*,1	Capricor Therapeutics Inc.	3,827	38
*	Innovage Holding Corp.	9,068	37
*	Sonida Senior Living Inc.	1,500	37
*	Savara Inc.	15,731	36
*	Cullinan Therapeutics Inc.	4,012	35
*	Korro Bio Inc.	3,089	35
*	Achieve Life Sciences Inc.	9,402	34
*	HilleVax Inc.	17,273	32
*	Adverum Biotechnologies Inc.	14,405	32
*,1	Lexicon Pharmaceuticals Inc.	49,172	31
*	Acumen Pharmaceuticals Inc.	29,052	30
*	Orchestra BioMed Holdings Inc.	10,124	29
*	Foghorn Therapeutics Inc.	6,888	28
*	Maze Therapeutics Inc.	2,715	27
*	UroGen Pharma Ltd.	6,016	26
*	Anteris Technologies Global Corp.	6,176	26
*	Nautilus Biotechnology Inc.	33,285	25
*	Cogent Biosciences Inc.	4,441	24
*	Day One Biopharmaceuticals Inc.	3,726	24
*	Climb Bio Inc.	19,158	23
*	Corbus Pharmaceuticals Holdings Inc.	3,153	23
*	Enliven Therapeutics Inc.	1,314	23
*	Skye Bioscience Inc.	11,505	23
*	Astria Therapeutics Inc.	4,616	22
*	Arcturus Therapeutics Holdings Inc.	1,700	21
*	Arbutus Biopharma Corp.	5,904	20
*	Werewolf Therapeutics Inc.	15,821	19
*	RAPT Therapeutics Inc.	20,712	18
*	Black Diamond Therapeutics Inc.	8,281	18
*	Kyverna Therapeutics Inc.	6,983	18
*	Perspective Therapeutics Inc.	6,963	18
*	Century Therapeutics Inc.	31,577	17
*	Fractyl Health Inc.	9,139	17
*	Celcuity Inc.	1,513	16
*	Alto Neuroscience Inc.	5,792	15
*	BioAge Labs Inc.	3,625	14
*	Mersana Therapeutics Inc.	37,132	13
*	Generation Bio Co.	35,650	13
*	Tenaya Therapeutics Inc.	27,269	13
*	TScan Therapeutics Inc.	9,242	13
*	Metagenomi Inc.	7,409	13
*,1	Nano-X Imaging Ltd.	2,278	12
*	Artiva Biotherapeutics Inc.	6,245	12
*,1	ProKidney Corp.	15,353	11
*	Telomir Pharmaceuticals Inc.	5,793	11
*	Harvard Bioscience Inc.	20,877	10
*	Contineum Therapeutics Inc. Class A	2,843	10
*	Renovaro Inc.	29,076	9
*	Applied Therapeutics Inc.	26,217	9
*	Shattuck Labs Inc.	8,928	9
*	Acrivon Therapeutics Inc.	8,420	9
*	MacroGenics Inc.	6,130	8
*	Prelude Therapeutics Inc.	9,007	8
*	Outlook Therapeutics Inc.	4,124	8
*	Tevogen Bio Holdings Inc.	5,988	8
*	Hinge Health Inc. Class A	213	8
*	Q32 Bio Inc.	4,174	7
*	Accuray Inc.	4,021	6
*	Galectin Therapeutics Inc.	3,633	5
*	Stereotaxis Inc.	2,492	5

		Shares	Market Value ($000)
*	Boundless Bio Inc.	4,574	5
*,2	Inhibrx Inc. CVR	7,780	5
*,1	ModivCare Inc.	3,884	4
*	Elevation Oncology Inc.	14,172	4
*	CAMP4 Therapeutics Corp.	2,059	4
*	Biote Corp. Class A	890	3
*	Kestra Medical Technologies Ltd.	117	3
*	PepGen Inc.	1,164	2
*	Lexeo Therapeutics Inc.	588	2
*	Aardvark Therapeutics Inc.	156	2
*	Sionna Therapeutics Inc.	121	2
*	Lyra Therapeutics Inc.	332	2
*	IGM Biosciences Inc.	767	1
*,2	OmniAb Inc. 12.5 Earnout	4,268	—
*,2	OmniAb Inc. 15 Earnout	4,268	—
*	Conduit Pharmaceuticals Inc.	5	—
			62,490
Industrials (12.8%)
	GATX Corp.	23,736	3,780
	JBT Marel Corp.	29,071	3,338
	Arcosa Inc.	32,313	2,788
	Matson Inc.	21,755	2,455
	Korn Ferry	34,291	2,332
	Enpro Inc.	12,462	2,307
*	Mirion Technologies Inc.	119,282	2,278
	ABM Industries Inc.	41,430	2,181
*	Kratos Defense & Security Solutions Inc.	54,618	2,015
*	Resideo Technologies Inc.	96,937	2,007
	Terex Corp.	44,228	1,991
	UniFirst Corp.	9,993	1,884
*	Aurora Innovation Inc.	293,126	1,776
*	Mercury Systems Inc.	34,528	1,701
	ESCO Technologies Inc.	8,768	1,589
*	CoreCivic Inc.	72,328	1,588
	Alight Inc. Class A	278,372	1,520
	HB Fuller Co.	26,105	1,457
*	O-I Glass Inc.	102,806	1,348
	Hub Group Inc. Class A	39,819	1,342
	Belden Inc.	12,544	1,332
	VSE Corp.	9,817	1,277
*	Triumph Group Inc.	48,736	1,257
*	StoneCo. Ltd. Class A	91,173	1,245
	Scorpio Tankers Inc.	29,579	1,175
*	ASGN Inc.	22,254	1,175
	Otter Tail Corp.	15,178	1,171
	Boise Cascade Co.	13,342	1,159
*	AAR Corp.	18,502	1,136
	Kennametal Inc.	51,705	1,113
*	Tutor Perini Corp.	28,732	1,060
	DHT Holdings Inc.	89,596	1,038
	Albany International Corp. Class A	15,663	1,035
	International Seaways Inc.	26,887	996
	Greif Inc. Class A	17,231	958
	Werner Enterprises Inc.	35,760	928
	Greenbrier Cos. Inc.	20,369	918
*	Masterbrand Inc.	84,069	858
	Pitney Bowes Inc.	76,772	791
*	Hillman Solutions Corp.	108,139	783
	TriMas Corp.	26,947	711
	Teekay Tankers Ltd. Class A	15,926	704
*	NV5 Global Inc.	30,892	683
*	Ducommun Inc.	9,019	635
*,1	PureCycle Technologies Inc.	66,429	632
*	Gibraltar Industries Inc.	10,635	623
	Golden Ocean Group Ltd.	80,822	622
*	BrightView Holdings Inc.	39,615	617
*	DXP Enterprises Inc.	7,456	616
*	Astronics Corp.	19,494	609
	Hillenbrand Inc.	30,971	605

		Shares	Market Value ($000)
*	Proto Labs Inc.	16,332	604
	Astec Industries Inc.	15,139	595
	SFL Corp. Ltd.	68,483	588
	Heidrick & Struggles International Inc.	13,360	583
*	Planet Labs PBC	146,089	561
*	FARO Technologies Inc.	12,537	531
	Bel Fuse Inc. Class B	7,180	530
*	American Woodmark Corp.	9,389	529
	Quanex Building Products Corp.	31,313	524
	Tennant Co.	6,998	521
	PagSeguro Digital Ltd. Class A	58,293	519
*	Thermon Group Holdings Inc.	19,852	515
	Lindsay Corp.	3,621	505
*	V2X Inc.	11,047	500
*	Great Lakes Dredge & Dock Corp.	43,798	490
	Granite Construction Inc.	5,167	462
*	Willdan Group Inc.	8,455	457
	Deluxe Corp.	29,353	419
	FTAI Infrastructure Inc.	66,748	408
	Marten Transport Ltd.	30,548	398
*,1	Pagaya Technologies Ltd. Class A	23,876	393
*	Fluor Corp.	9,423	392
	Apogee Enterprises Inc.	9,882	382
	Genco Shipping & Trading Ltd.	28,100	372
*	BlueLinx Holdings Inc.	5,421	363
*	Donnelley Financial Solutions Inc.	6,626	361
	Nordic American Tankers Ltd.	135,245	358
*	I3 Verticals Inc. Class A	14,188	351
*	Itron Inc.	2,880	333
*	Green Dot Corp. Class A	35,633	329
	Ennis Inc.	16,903	316
	Miller Industries Inc.	6,916	314
	Teekay Corp. Ltd.	36,475	308
	AZZ Inc.	3,373	306
*	Intuitive Machines Inc.	26,364	301
*	Vicor Corp.	6,777	296
	National Presto Industries Inc.	3,441	295
*	Payoneer Global Inc.	42,796	291
	REV Group Inc.	7,470	280
*	Forward Air Corp.	16,621	279
	Allient Inc.	9,114	277
*	Cross Country Healthcare Inc.	20,906	276
*	Repay Holdings Corp.	57,414	276
	Standex International Corp.	1,821	275
	Columbus McKinnon Corp.	18,827	274
*	First Advantage Corp.	16,006	274
	Ardmore Shipping Corp.	27,819	267
*	Paysafe Ltd.	21,372	264
*	Titan Machinery Inc.	13,882	259
	Dorian LPG Ltd.	12,062	258
	Willis Lease Finance Corp.	1,894	254
	Wabash National Corp.	28,453	247
	Kelly Services Inc. Class A	20,682	242
*	Titan International Inc.	33,318	241
*	Manitowoc Co. Inc.	22,788	240
	Insteel Industries Inc.	6,806	238
*	Conduent Inc.	103,130	231
	Mesa Laboratories Inc.	2,282	230
	Costamare Inc.	26,659	228
*	Marqeta Inc. Class A	42,173	227
	Shyft Group Inc.	21,042	221
	Preformed Line Products Co.	1,506	215
	Helios Technologies Inc.	6,981	212
*	Bloom Energy Corp. Class A	11,385	210
*	Vishay Precision Group Inc.	7,942	204
	Luxfer Holdings plc	17,708	202
	Covenant Logistics Group Inc.	8,779	199
	Primoris Services Corp.	2,735	197
*	GMS Inc.	2,586	196
*	BlackSky Technology Inc.	17,443	195

		Shares	Market Value ($000)
[1]	FLEX LNG Ltd.	8,121	194
*	Aspen Aerogels Inc.	31,746	183
	EnerSys	2,178	182
	Zurn Elkay Water Solutions Corp.	5,036	182
*	Hudson Technologies Inc.	25,188	180
*	Orion Group Holdings Inc.	20,827	172
*	Atlanticus Holdings Corp.	3,423	168
	Heartland Express Inc.	18,166	163
*,1	Redwire Corp.	11,392	163
*	IBEX Holdings Ltd.	5,593	161
*	Cimpress plc	3,563	158
	Greif Inc. Class B	2,573	155
	Safe Bulkers Inc.	40,806	155
*	Radiant Logistics Inc.	24,049	143
*	Hyliion Holdings Corp.	90,927	140
*	Blade Air Mobility Inc.	40,088	140
*	OSI Systems Inc.	626	137
*	JELD-WEN Holding Inc.	36,570	133
*	3D Systems Corp.	84,442	131
*	AerSale Corp.	21,873	129
*	Archer Aviation Inc. Class A	12,194	123
*	Mayville Engineering Co. Inc.	7,668	121
*	TrueBlue Inc.	20,073	120
	Hyster-Yale Inc.	2,921	117
	Park-Ohio Holdings Corp.	6,276	115
	Information Services Group Inc.	24,254	114
	Resources Connection Inc.	21,566	112
	Trinity Industries Inc.	4,354	112
*	L B Foster Co. Class A	5,901	111
*	Sezzle Inc.	1,023	109
	Concrete Pumping Holdings Inc.	15,133	106
	Pangaea Logistics Solutions Ltd.	23,594	106
*	Mistras Group Inc.	13,786	104
	Park Aerospace Corp.	7,174	98
*	Gencor Industries Inc.	7,048	97
	LSI Industries Inc.	5,957	97
*	Ranpak Holdings Corp.	29,277	97
	Kronos Worldwide Inc.	14,887	94
*	Acacia Research Corp.	23,453	87
*	Advantage Solutions Inc.	72,902	87
*	Core Molding Technologies Inc.	5,145	86
*	Forrester Research Inc.	7,975	85
	Eastern Co.	3,600	81
*	Proficient Auto Logistics Inc.	9,490	76
	Douglas Dynamics Inc.	2,640	73
	Universal Logistics Holdings Inc.	2,990	72
	Barrett Business Services Inc.	1,627	67
*	TTEC Holdings Inc.	13,548	67
	Cass Information Systems Inc.	1,417	60
	Twin Disc Inc.	7,731	56
*,1	Virgin Galactic Holdings Inc.	16,782	54
	Bel Fuse Inc. Class A	817	52
*	Custom Truck One Source Inc.	11,983	52
*	Costamare Bulkers Holdings Ltd.	5,331	50
	Quad / Graphics Inc.	8,352	49
*	Performant Healthcare Inc.	15,651	48
*	PAMT Corp.	3,579	45
*	Ultralife Corp.	6,120	41
*	Southland Holdings Inc.	8,543	33
*	CryoPort Inc.	5,338	32
*	Commercial Vehicle Group Inc.	23,470	31
*	CompoSecure Inc. Class A	2,202	30
*	CS Disco Inc.	7,381	29
*	Distribution Solutions Group Inc.	902	25
*	Caesarstone Ltd.	14,322	24
*	Cantaloupe Inc.	1,923	16
	EVI Industries Inc.	797	15
*	Karman Holdings Inc.	324	14
*	SoundThinking Inc.	737	11
	HireQuest Inc.	702	7

		Shares	Market Value ($000)
*	Himalaya Shipping Ltd.	1,100	7
*	Bridger Aerospace Group Holdings Inc.	4,425	7
*	Resolute Holdings Management Inc.	184	6
*,1	Solidion Technology Inc.	236	1
			100,825
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	724	—
Real Estate (11.6%)
	Essential Properties Realty Trust Inc.	116,850	3,798
	Terreno Realty Corp.	65,781	3,711
	American Healthcare REIT Inc.	101,219	3,537
	CareTrust REIT Inc.	114,734	3,300
	Kite Realty Group Trust	144,446	3,195
	Independence Realty Trust Inc.	150,426	2,796
	Sabra Health Care REIT Inc.	157,429	2,752
	SL Green Realty Corp.	47,607	2,703
	Macerich Co.	165,645	2,680
	Phillips Edison & Co. Inc.	69,723	2,472
*	GEO Group Inc.	84,494	2,293
	National Health Investors Inc.	29,182	2,116
	COPT Defense Properties	75,012	2,059
	PotlatchDeltic Corp.	52,184	2,053
	Broadstone Net Lease Inc.	125,960	2,004
	HA Sustainable Infrastructure Capital Inc.	78,379	1,963
	Four Corners Property Trust Inc.	64,317	1,776
	Apple Hospitality REIT Inc.	152,150	1,763
	LXP Industrial Trust	193,014	1,656
	Douglas Emmett Inc.	107,192	1,525
*	Cushman & Wakefield plc	151,898	1,524
	Urban Edge Properties	83,623	1,519
	Acadia Realty Trust	77,809	1,499
	InvenTrust Properties Corp.	51,718	1,453
	Curbline Properties Corp.	63,050	1,431
	Tanger Inc.	43,576	1,299
	Sunstone Hotel Investors Inc.	133,136	1,193
	LTC Properties Inc.	29,695	1,051
	DiamondRock Hospitality Co.	137,305	1,049
	Global Net Lease Inc.	133,254	1,034
	Innovative Industrial Properties Inc.	18,691	1,032
	Getty Realty Corp.	33,491	980
	Outfront Media Inc.	58,329	964
	Newmark Group Inc. Class A	87,326	961
	Elme Communities	58,398	938
	JBG SMITH Properties	54,118	925
	Alexander & Baldwin Inc.	48,353	866
	DigitalBridge Group Inc.	77,513	857
	Xenia Hotels & Resorts Inc.	67,652	827
	Veris Residential Inc.	52,091	792
	Paramount Group Inc.	122,416	741
	Pebblebrook Hotel Trust	79,226	727
	RLJ Lodging Trust	99,555	727
	NETSTREIT Corp.	43,620	702
	Centerspace	10,983	700
	Uniti Group Inc.	161,364	694
	Empire State Realty Trust Inc. Class A	90,417	693
	UMH Properties Inc.	40,907	687
	American Assets Trust Inc.	31,793	634
	Piedmont Office Realty Trust Inc. Class A	81,907	583
	Easterly Government Properties Inc.	26,432	574
	Safehold Inc.	34,331	517
	NexPoint Residential Trust Inc.	14,850	505
	Kennedy-Wilson Holdings Inc.	75,303	480
	Brandywine Realty Trust	112,367	475
	Diversified Healthcare Trust	144,775	453
	Marcus & Millichap Inc.	15,538	448
	Plymouth Industrial REIT Inc.	26,572	430
	Whitestone REIT	32,904	405
	Apartment Investment & Management Co. Class A	48,007	383

		Shares	Market Value ($000)
	SITE Centers Corp.	31,625	377
	Gladstone Commercial Corp.	24,651	354
	CTO Realty Growth Inc.	19,217	354
	Armada Hoffler Properties Inc.	48,513	338
	Farmland Partners Inc.	29,207	331
*	NET Lease Office Properties	9,859	308
	Summit Hotel Properties Inc.	69,607	305
	Peakstone Realty Trust REIT	24,205	300
	Community Healthcare Trust Inc.	16,621	272
*	Opendoor Technologies Inc.	403,461	263
	Global Medical REIT Inc.	41,065	261
	One Liberty Properties Inc.	10,546	258
	Service Properties Trust	109,254	253
*	FRP Holdings Inc.	8,805	239
*	Tejon Ranch Co.	13,846	231
	Chatham Lodging Trust	31,948	228
*	Anywhere Real Estate Inc.	64,995	227
	Gladstone Land Corp.	22,257	220
*	Forestar Group Inc.	11,066	212
	Hudson Pacific Properties Inc.	90,559	168
	RMR Group Inc. Class A	10,144	153
	Industrial Logistics Properties Trust	42,456	140
	Postal Realty Trust Inc. Class A	9,472	131
	Alpine Income Property Trust Inc.	8,511	130
	City Office REIT Inc.	25,227	123
	BRT Apartments Corp.	7,506	118
	CBL & Associates Properties Inc.	4,637	117
	Franklin Street Properties Corp.	62,498	114
	FrontView REIT Inc.	9,266	107
	Braemar Hotels & Resorts Inc.	45,091	103
*	RE / MAX Holdings Inc. Class A	12,250	92
	Orion Office REIT Inc.	38,417	73
*	Stratus Properties Inc.	3,825	69
	Universal Health Realty Income Trust	1,503	60
*	Star Holdings	8,861	56
*	Transcontinental Realty Investors Inc.	808	32
	Saul Centers Inc.	792	27
	Smartstop Self Storage REIT Inc.	589	22
*	American Realty Investors Inc.	1,152	16
*	Maui Land & Pineapple Co. Inc.	453	7
*	Offerpad Solutions Inc.	6,230	6
	Clipper Realty Inc.	1,381	5
			91,104
Technology (4.2%)
*	Sanmina Corp.	35,819	3,033
*	TTM Technologies Inc.	67,027	2,001
*	Plexus Corp.	12,566	1,649
*,1	Rigetti Computing Inc.	125,465	1,519
*	Synaptics Inc.	24,341	1,430
*	Diodes Inc.	27,077	1,202
	Vishay Intertechnology Inc.	82,675	1,163
*	NetScout Systems Inc.	45,918	1,049
*	Ziff Davis Inc.	27,990	908
*	D-Wave Quantum Inc.	55,400	905
	Benchmark Electronics Inc.	23,697	865
*	Rogers Corp.	12,461	830
*	Hut 8 Corp.	53,764	821
*	Diebold Nixdorf Inc.	16,785	809
*	Verint Systems Inc.	40,526	711
*	Ambarella Inc.	12,171	641
*	ScanSource Inc.	15,470	625
*	Penguin Solutions Inc.	34,595	614
*	Cohu Inc.	30,423	519
	PC Connection Inc.	7,690	503
*	Photronics Inc.	27,022	452
*	nLight Inc.	29,077	440
*	E2open Parent Holdings Inc.	135,427	435
*	Vimeo Inc.	96,476	421
*	ePlus Inc.	5,710	408

		Shares	Market Value ($000)
	Xerox Holdings Corp.	77,163	377
*,1	Navitas Semiconductor Corp.	73,640	376
*	Commvault Systems Inc.	1,941	355
*	Daktronics Inc.	23,234	345
*	Alpha & Omega Semiconductor Ltd.	15,802	335
*	Ouster Inc.	26,200	320
*	Olo Inc. Class A	36,116	315
*	Digital Turbine Inc.	64,727	306
*	Kimball Electronics Inc.	16,238	294
*	Bumble Inc. Class A	49,475	278
*	Aeva Technologies Inc.	15,206	278
*,1	Applied Digital Corp.	40,546	277
*	Core Scientific Inc.	25,440	271
*	Consensus Cloud Solutions Inc.	11,964	263
*	ACM Research Inc. Class A	10,691	241
*	Cerence Inc.	28,154	240
*	Ichor Holdings Ltd.	15,033	237
*	Groupon Inc.	7,793	227
*	Unisys Corp.	43,563	208
*,1	indie Semiconductor Inc. Class A	77,053	204
*,1	Bit Digital Inc.	82,502	195
	Methode Electronics Inc.	23,068	183
	CTS Corp.	4,392	179
*	Nextdoor Holdings Inc.	113,479	174
*	Asure Software Inc.	15,991	155
	Immersion Corp.	20,194	152
	Adeia Inc.	11,774	151
*	Magnite Inc.	8,989	147
*	MeridianLink Inc.	8,452	141
*	Fastly Inc. Class A	18,504	135
*	Cipher Mining Inc.	43,098	134
*	Grid Dynamics Holdings Inc.	9,787	123
*	Veeco Instruments Inc.	6,280	121
*	Definitive Healthcare Corp.	33,927	112
*	ON24 Inc.	18,863	107
*	NCR Voyix Corp.	9,368	104
*	SmartRent Inc.	117,301	99
*	Telos Corp.	37,554	95
*	Rimini Street Inc.	29,448	90
*	PAR Technology Corp.	1,342	88
*	Life360 Inc.	1,258	80
*	TrueCar Inc.	52,723	76
	Richardson Electronics Ltd.	8,353	75
*,1	BigBear.ai Holdings Inc.	17,702	74
*,1	MicroVision Inc.	66,101	73
*,1	CoreWeave Inc. Class A	646	72
	Shutterstock Inc.	3,535	65
*	Rackspace Technology Inc.	46,903	53
*	CEVA Inc.	2,383	45
*	Terawulf Inc.	12,143	43
	Hackett Group Inc.	1,644	40
*	EverCommerce Inc.	3,880	39
	OneSpan Inc.	2,338	37
*	MaxLinear Inc.	3,005	34
*	Bandwidth Inc. Class A	1,916	27
*	1stdibs.com Inc.	10,667	27
*	DLH Holdings Corp.	3,795	19
*	Eventbrite Inc. Class A	6,086	14
*	Everspin Technologies Inc.	2,211	12
*	SailPoint Inc.	519	9
*	Digimarc Corp.	563	7
*	Rekor Systems Inc.	5,540	6
*	Silvaco Group Inc.	774	4
*	Zspace Inc.	439	2
			33,318
Telecommunications (2.4%)
*	Lumen Technologies Inc.	673,619	2,641
	Telephone & Data Systems Inc.	65,492	2,250
*,1	AST SpaceMobile Inc.	88,916	2,051

		Shares	Market Value ($000)
*	EchoStar Corp. Class A	80,799	1,432
*	Viavi Solutions Inc.	146,216	1,332
*	CommScope Holding Co. Inc.	142,519	861
*	Digi International Inc.	24,108	781
*	fuboTV Inc.	203,041	743
*	Viasat Inc.	82,090	717
*	Extreme Networks Inc.	39,803	624
	Cable One Inc.	3,744	548
*	NETGEAR Inc.	18,519	543
*	Calix Inc.	10,347	478
*	Applied Optoelectronics Inc.	28,575	441
*	Liberty Latin America Ltd. Class C	85,809	429
*	ADTRAN Holdings Inc.	52,270	420
	Shenandoah Telecommunications Co.	32,281	406
*	Powerfleet Inc. NJ	66,359	302
*	Clearfield Inc.	8,005	297
*	Gogo Inc.	24,969	265
*	Xperi Inc.	29,624	231
*	Ribbon Communications Inc.	60,749	205
*	Ooma Inc.	14,352	196
	Spok Holdings Inc.	12,061	195
	IDT Corp. Class B	2,927	180
*	Aviat Networks Inc.	7,565	162
*	WideOpenWest Inc.	32,938	139
*	Liberty Latin America Ltd. Class A	20,911	103
	ATN International Inc.	6,746	96
*	Globalstar Inc.	5,182	96
*	Anterix Inc.	748	20
			19,184
Utilities (6.0%)
	TXNM Energy Inc.	59,904	3,396
	Brookfield Infrastructure Corp. Class A (XTSE)	79,632	3,151
	New Jersey Resources Corp.	66,334	3,044
	Portland General Electric Co.	69,214	2,935
	Southwest Gas Holdings Inc.	40,526	2,911
	Ormat Technologies Inc. (XNYS)	38,310	2,848
	Spire Inc.	37,816	2,847
	ONE Gas Inc.	37,481	2,802
	Black Hills Corp.	47,851	2,798
	ALLETE Inc.	38,574	2,509
	Northwestern Energy Group Inc.	40,928	2,265
	Avista Corp.	52,814	2,034
	Chesapeake Utilities Corp.	15,012	1,834
	California Water Service Group	29,073	1,374
	MGE Energy Inc.	13,839	1,250
*	Hawaiian Electric Industries Inc.	115,361	1,232
	H2O America	22,190	1,164
*	Sunrun Inc.	146,800	1,099
	Northwest Natural Holding Co.	26,566	1,088
	American States Water Co.	11,002	868
	Middlesex Water Co.	10,247	594
	Unitil Corp.	10,595	581
*	Enviri Corp.	52,564	428
*,1	NANO Nuclear Energy Inc.	13,650	411
	Aris Water Solutions Inc. Class A	16,678	368
	Excelerate Energy Inc. Class A	10,999	309
	York Water Co.	8,267	270
	Consolidated Water Co. Ltd.	7,468	202
*	Pure Cycle Corp.	13,620	145
	RGC Resources Inc.	5,591	115
	Genie Energy Ltd. Class B	4,890	103
*	Arq Inc.	16,988	84
*	Net Power Inc.	14,626	31
			47,090
Total Common Stocks (Cost $825,305)			783,737
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/29 (Cost $—)	853	5

		Shares	Market Value ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[4,5]	Vanguard Market Liquidity Fund, 4.342% (Cost $8,683)	86,865	8,686
Total Investments (100.9%) (Cost $833,988)			792,428
Other Assets and Liabilities—Net (-0.9%)			(7,151)
Net Assets (100%)			785,277
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,046.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $8,213 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2025	14	1,448	4
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	783,732	—	5	783,737
Warrants	—	5	—	5
Temporary Cash Investments	8,686	—	—	8,686
Total	792,418	5	5	792,428
Derivative Financial Instruments
Assets
Futures Contracts[1]	4	—	—	4
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.